Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2023
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments
Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector which represent the concentration of exposures on which credit risk is managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	89,823	(1,115)	73,717	(1,103)
– personal	23,403	(113)	6,013	(55)
– corporate and commercial	53,762	(887)	55,004	(937)
– non-bank financial institutions	12,658	(115)	12,700	(111)
Loans and advances to banks at amortised cost	15,157	(45)	17,152	(43)
Other financial assets measured at amortised cost	271,209	(50)	269,755	(137)
– cash and balances at central banks	116,461	—	131,434	(1)
– items in the course of collection from other banks	1,931	—	2,285	—
– reverse repurchase agreements – non-trading	77,246	—	53,949	—
– financial investments	7,490	—	3,248	—
– prepayments, accrued income and other assets[2]	66,671	(4)	55,634	(3)
– assets held for sale[6]	1,410	(46)	23,205	(133)
Total gross carrying amount on-balance sheet	376,189	(1,210)	360,624	(1,283)
Loans and other credit related commitments	134,690	(44)	126,457	(67)
– personal	1,858	—	2,116	—
– corporate and commercial	62,342	(36)	68,441	(62)
– financial	70,490	(8)	55,900	(5)
Financial guarantees[3]	5,263	(19)	5,327	(20)
– personal	17	—	23	—
– corporate and commercial	3,278	(18)	3,415	(19)
– financial	1,968	(1)	1,889	(1)
Total nominal amount off-balance sheet[4]	139,953	(63)	131,784	(87)
	516,142	(1,273)	492,408	(1,370)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	30,718	(24)	29,248	(24)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 38 includes both financial and non-financial assets.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see Note 11: ‘Assets held for sale and liabilities of disposal group held for sale’ on page 56.

Disclosure of credit risk

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2023		At 31 Dec 2022
	Total gross loans and advances	Impairment allowances on loans and advances	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m	£m	£m
As reported	104,980	(1,160)	90,869	(1,146)
Reported in ‘Assets held for sale’	427	(45)	21,325	(131)
Total	105,407	(1,205)	112,194	(1,277)

Gross loans and impairment allowances on loans and advances to customers and banks reported in ‘Assets held for sale’
	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m
Loans and advances to customers at amortised cost:	—	283	283
Personal	—	224	224
Corporate and Commercial	—	59	59
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	144	144
At 30 Jun 2023	—	427	427
Impairment allowance
Loans and advances to customers at amortised cost:	—	(44)	(44)
Personal	—	(34)	(34)
Corporate and Commercial	—	(10)	(10)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(1)	(1)
At 30 Jun 2023	—	(45)	(45)

Gross Loans
Loans and advances to customers at amortised cost:	20,852	342	21,194
Personal	18,835	253	19,088
Corporate and Commercial	1,975	89	2,064
Non-bank financial institutions	42	—	42
Loans and advances to banks at amortised cost	—	131	131
At 31 Dec 2022	20,852	473	21,325
Impairment allowance
Loans and advances to customers at amortised cost:	(76)	(51)	(127)
Personal	(73)	(38)	(111)
Corporate and Commercial	(3)	(13)	(16)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(4)	(4)
At 31 Dec 2022	(76)	(55)	(131)
1    Comprising assets held for sale relating to the planned sale of our branch operations in Greece and of our business in Russia.

Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables assigned in the consensus Central scenario.

Consensus Central scenario
	UK	France
GDP (annual average growth rate, %)
2023	0.0	0.5
2024	(0.6)	1.0
2025	1.0	1.5
2026	1.6	1.6
2027	1.4	1.5
5-year average[1]	0.8	1.3
Unemployment rate (%)
2023	4.2	7.4
2024	4.7	7.4
2025	4.5	7.2
2026	4.4	7.3
2027	4.5	7.0
5-year average[1]	4.5	7.2
House prices (annual average growth rate, %)
2023	(1.3)	0.7
2024	(5.7)	0.6
2025	(1.9)	3.1
2026	3.2	3.8
2027	2.7	3.7
5-year average[1]	(0.6)	2.5
Inflation (annual average growth rate, %)
2023	7.5	5.3
2024	2.8	2.6
2025	1.8	1.9
2026	1.9	1.9
2027	2.1	1.9
5-year average[1]	2.5	2.3
1 The five-year average is calculated over a projected period of 20 quarters, from 3Q23 to 2Q28.

Consensus Upside scenario (3Q23-2Q28)
	UK		France
GDP level (%, start-to-peak)[1]	8.7	(2Q28)	10.1	(2Q28)
Unemployment rate (%, min)[2]	3.0	(2Q25)	6.2	(2Q25)
House price index (%, start-to-peak)[1]	5.7	(2Q28)	17.1	(2Q28)
Inflation rate (YoY % change, min)[3]	1.0	(2Q24)	1.4	(3Q24)
1 Cumulative change to the highest level of the series during the 20-quarter projection.
2 Lowest projected unemployment rate in the scenario.
3 Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario (3Q2023-2Q2028)
	UK		France
GDP level (%, start-to-trough)[1]	(3.2)	(3Q25)	(0.4)	(2Q24)
Unemployment rate (%, max)[2]	6.2	(4Q24)	8.5	(1Q24)
House price index (%, start-to-trough)[1]	(16.6)	(2Q25)	(1.3)	(2Q24)
Inflation rate (YoY % change, max)[3]	7.0	(3Q23)	5.6	(3Q23)
1 Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario (3Q2023-2Q2028)
	UK		France
GDP level (%, start-to-trough)[1]	(7.7)	(4Q24)	(7.1)	(3Q24)
Unemployment rate (%, max)[2]	9.0	(4Q24)	10.0	(3Q25)
House price index (%, start-to-trough)[1]	(40.8)	(3Q25)	(12.1)	(4Q25)
Inflation rate (YoY % change, max)[3]	10.3	(4Q23)	9.9	(4Q23)
1 Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard Weights	UK	France
2Q23
Upside	10.0	5.0	5.0
Central	75.0	75.0	75.0
Downside	10.0	15.0	15.0
Downside 2	5.0	5.0	5.0

4Q22
Upside	10.0	5.0	5.0
Central	75.0	60.0	60.0
Downside	10.0	25.0	25.0
Downside 2	5.0	10.0	10.0

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
ECL of loans and advances to customers at 30 June 2023	£m	£m
Reported ECL	103	60
Consensus scenarios
Central scenario	86	56
Upside scenario	69	49
Downside scenario	115	69
Downside 2 scenario	409	85
Gross carrying amount	134,418	133,984

IFRS 9 ECL sensitivity to future economic conditions (continued)[1,2]
	UK	France[3]
ECL of loans and advances to customers at 31 December 2022	£m	£m
Reported ECL	84	94
Consensus scenarios
Central scenario	64	87
Upside scenario	51	77
Downside scenario	91	104
Downside 2 scenario	271	124
Gross carrying amount	143,037	148,417
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3 Classified as ‘assets held for sale’ at 31 December 2022.

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
ECL of loans and advances to customers at 30 June 2023	£m	£m
Reported ECL	6	78
Consensus scenarios
Central scenario	6	78
Upside scenario	5	76
Downside scenario	6	80
Downside 2 scenario	11	82
Gross carrying amount	2,016	17,681

	UK	France[2]
ECL of loans and advances to customers at 31 December 2022	£m	£m
Reported ECL	7	87
Consensus scenarios
Central scenario	6	86
Upside scenario	6	84
Downside scenario	7	88
Downside 2 scenario	12	92
Gross carrying amount	2,037	18,987
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Classified as ‘assets held for sale’ at 31 December 2022.

Disclosure of financial assets that are either past due or impaired

Management judgemental adjustments to ECL at 30 Jun 2023[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(14)	11	(3)
Corporate lending adjustments	—	(187)	(187)
Retail lending Inflation-related adjustments	7	—	7
Other macroeconomic-related adjustments	2	—	2
Other retail lending adjustments	12	—	12
Total	7	(176)	(169)

Management judgemental adjustments to ECL at 31 Dec 2022[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns, government entities and low risk counterparties	(16)	(2)	(18)
Corporate lending adjustments	—	(100)	(100)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	3	—	3
Other retail lending adjustments	7	—	7
Total	2	(102)	(100)
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments:	(672)	(28)	309	53	363	(25)	—	—	—	—
– transfers from stage 1 to stage 2	(8,895)	7	8,895	(7)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	8,403	(35)	(8,403)	35	—	—	—	—	—	—
– transfers to stage 3	(188)	—	(283)	28	471	(28)	—	—	—	—
– transfers from stage 3	8	—	100	(3)	(108)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	27	—	(17)	—	—	—	—	—	10
New financial assets originated or purchased	18,768	(18)	—	—	—	—	—	—	18,768	(18)
Asset derecognised (including final repayments)	(14,859)	1	(1,421)	10	(117)	24	—	—	(16,397)	35
Changes to risk parameters – further lending/repayments	(11,549)	17	1,201	(39)	(7)	13	(1)	—	(10,356)	(9)
Changes to risk parameters – credit quality	—	1	—	35	—	(106)	—	—	—	(70)
Changes to model used for ECL calculation	—	—	—	(12)	—	—	—	—	—	(12)
Assets written off	—	—	—	—	(122)	122	—	—	(122)	122
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(3,670)	1	(339)	3	(69)	23	—	—	(4,078)	27
Others[2,3,4]	17,580	(4)	1,880	(14)	200	(57)	—	—	19,660	(75)
At 30 Jun 2023	173,969	(74)	19,689	(181)	2,784	(968)	2	—	196,444	(1,223)
ECL income statement change for the period		28		(23)		(69)		—		(64)
Recoveries										3
Others										(7)
Total ECL income statement change for the period										(68)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 30 Jun 2023		Half-year ended 30 Jun 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	196,444	(1,223)	(68)
Other financial assets measured at amortised cost	271,209	(50)	2
Non-trading reverse purchase agreement commitments	48,489	—	—
Performance and other guarantee not considered for IFRS 9	—	—	7
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	516,142	(1,273)	(59)
Debt instruments measured at FVOCI	30,718	(24)	1
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,297)	(58)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2023, this amount decreased by £0.4bn and were classified as stage 1 with no ECL.
3    Total includes £427m of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £45bn reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 56.
4 Total includes £20.8bn of gross carrying loans and advances, which were classified from assets held for sale and a corresponding allowance for ECL of £76m, reflecting the planned sale of our retail banking operations in France no longer meeting the definition of held for sale. For further details, see Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 56.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments:	(14,449)	(26)	13,625	59	824	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(25,027)	15	25,027	(15)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,847	(42)	(10,847)	42	—	—	—	—	—	—
– transfers to stage 3	(340)	2	(600)	35	940	(37)	—	—	—	—
– transfers from stage 3	71	(1)	45	(3)	(116)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(24)	—	(10)	—	—	—	(5)
New financial assets originated or purchased	47,763	(30)	—	—	—	—	—	—	47,763	(30)
Asset derecognised (including final repayments)	(27,882)	4	(2,625)	13	(442)	110	—	—	(30,949)	127
Changes to risk parameters – further lending/repayments	(9,969)	33	(8,645)	16	(261)	(20)	1	—	(18,874)	29
Changes to risk parameters – credit quality	—	32	—	(101)	—	(318)	—	2	—	(385)
Changes to model used for ECL calculation	—	4	—	10	—	—	—	—	—	14
Assets written off	—	—	—	—	(165)	165	—	—	(165)	165
Credit related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	5,764	(3)	744	(11)	88	(34)	—	—	6,596	(48)
Others[2,3]	(12,468)	4	(2,511)	26	(286)	100	—	—	(15,265)	130
At 31 Dec 2022	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
ECL income statement change for the period		72		(86)		(238)		2		(250)
Recoveries										2
Others										28
Total ECL income statement change for the period										(220)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	188,969	(1,233)	(220)
Other financial assets measured at amortised cost	269,755	(137)	(3)
Non-trading reverse purchase agreement commitments	33,684	—	—
Performance and other guarantees not considered for IFRS 9			6
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,408	(1,370)	(217)
Debt instruments measured at FVOCI	29,248	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,394)	(222)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2022, these amounted to £4bn and were classified as stage 1 with no ECL.
3 Total includes £21bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £131m reflecting business disposals as disclosed in Note 34 ‘Assets held for sale and liabilities of disposal groups held for sale’ of the Annual Report and Accounts 2022.

Disclosure of value at risk
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2023	15.9	23.7	10.3	11.9	(28.9)	32.8
Average	12.0	26.1	10.0	8.6	(24.5)	32.3
Maximum	17.0	42.0	14.7	11.9	—	44.0
Minimum	7.0	18.9	7.8	6.2	—	25.6

Half-year to 30 Jun 2022	7.5	10.8	10.7	14.1	(19.9)	23.2
Average	9.7	11.3	9.8	14.2	(21.4)	23.6
Maximum	21.5	14.7	13.3	22.9	—	43.6
Minimum	3.3	8.2	6.8	8.8	—	14.2

Half-year to 31 Dec 2022	7.5	26.4	13.6	8.6	(24.9)	31.2
Average	10.3	19.1	13.6	11.9	(24.2)	30.7
Maximum	17.4	49.2	17.1	19.1	—	60.0
Minimum	5.6	9.3	10.2	7.0	—	20.6
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2023	30.6	11.1	(7.2)	34.5
Average	23.3	8.7	(6.9)	25.2
Maximum	37.9	13.3	—	37.4
Minimum	14.5	6.1	—	16.9

Half-year to 30 Jun 2022	19.5	5.9	(2.7)	22.7
Average	29.1	6.8	(5.1)	30.8
Maximum	37.6	11.9	—	40.5
Minimum	19.1	4.2	—	22.5

Half-year to 31 Dec 2022	17.1	7.2	(5.6)	18.6
Average	23.6	6.6	(4.8)	25.4
Maximum	39.7	8.7	—	40.9
Minimum	16.3	5.3	—	17.8
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
	Life Direct Participating and investment DPF contracts	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	20,794	110	907	1,109	22,920
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12,127	90	901	642	13,760
– derivatives	120	—	—	5	125
– financial investments – at amortised cost	299	—	—	16	315
– financial investments at fair value through other comprehensive income	7,150	—	—	376	7,526
– other financial assets[4]	1,098	20	6	70	1,194
Insurance contract assets	—	43	—	—	43
Reinsurance contract assets	—	130	—	—	130
Other assets and investment properties	758	1	—	64	823
Total assets at 30 Jun 2023	21,552	284	907	1,173	23,916
Liabilities under investment contracts designated at fair value	—	—	962	—	962
Insurance contract liabilities	19,771	283	—	—	20,054
Reinsurance contract liabilities	—	30	—	—	30
Deferred tax	—	5	—	—	5
Other liabilities	—	—	—	1,856	1,856
Total liabilities	19,771	318	962	1,856	22,907
Total equity	—	—	—	1,009	1,009
Total liabilities and equity at 30 Jun 2023	19,771	318	962	2,865	23,916

Financial assets	20,623	93	883	1,156	22,755
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	11,562	85	883	634	13,164
– derivatives	232	—	—	11	243
– financial investments – at amortised cost	298	—	—	20	318
– financial investments at fair value through other comprehensive income	7,497	—	—	394	7,891
– other financial assets[4]	1,034	8	—	97	1,139
Insurance contract assets	—	43	—	—	43
Reinsurance contract assets	—	121	—	—	121
Other assets and investment properties	726	13	—	131	870
Total assets at 31 Dec 2022	21,349	270	883	1,287	23,789
Liabilities under investment contracts designated at fair value	—	—	944	—	944
Insurance contract liabilities	19,719	285	—	—	20,004
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	—	—
Other liabilities	—	—	—	1,837	1,837
Total liabilities	19,719	318	944	1,837	22,818
Total equity	—	—	—	971	971
Total liabilities and equity at 31 Dec 2022	19,719	318	944	2,808	23,789
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
2 ‘Life other’ mainly includes protection type contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
3 ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4 Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.